PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Property and equipment, net
Less: accumulated depreciation and amortization	$ 38,874	$ 30,655
Property and equipment, net	63,644	32,572
Depreciation expenses	8,874	7,112	5,722
Medical equipment
Property and equipment, net
Property and equipment, gross	46,275	30,805
Leasehold improvements
Property and equipment, net
Property and equipment, gross	33,807	22,310
Computer equipment and application software
Property and equipment, net
Property and equipment, gross	7,815	5,569
Furniture and fixtures
Property and equipment, net
Property and equipment, gross	5,329	3,718
Motor vehicles
Property and equipment, net
Property and equipment, gross	732	440
Construction in progress
Property and equipment, net
Property and equipment, gross	$ 8,560	$ 385